RELATED PARTIES - Management Fees (Details) - Brookfield Asset Management - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Disclosure of transactions between related parties [line items]
Base fee amount at 0.125% of current capitalization	$ 31	$ 18	$ 61	$ 34
Fee on increased market capitalization (.3125%)	43	9	81	13
Total calculated fees	74	27	142	47
Equity enhancement adjustment	(17)	(4)	(33)	(6)
Creditable operating payments and other adjustments	(11)	(11)	(21)	(24)
Total fee, subject to minimum adjusted for inflation	46	12	88	17
Base fee	31	12	61	17
Equity enhancement adjustment	$ 15	$ 0	$ 27	$ 0
Current capitalization percentage			12.50%
Increased market capitalization percentage			0.3125%